Accounts Receivable, Net	9 Months Ended
Sep. 30, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
4.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,	As of September 30,
	2024	2025
Accounts receivable	$97,467	$102,959
Allowance for credit losses	(21,862)	(27,621)
Accounts receivable, net	$75,605	$75,338

The Group recognized credit losses of $2,359 and $5,133 for the nine months ended September 30, 2024 and 2025.

The movement of allowance for credit losses for the nine months ended September 30, 2024 and 2025 were as following:

	For the nine months ended September 30,
	2024	2025
Balance at the beginning of the period	$21,144	$21,862
Additions	2,359	5,133
Foreign currency translation	309	626
Balance at the end of the period	$23,812	$27,621